Note 1– Nature of Business, Presentation and Going Concern (Policies)	3 Months Ended
Nov. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial statement presentation and in accordance with Form 10-Q. Accordingly, they do not include all of the information and footnotes required in annual financial statements. In the opinion of management, the unaudited financial statements contain all adjustments (consisting only of normal recurring accruals) necessary to present fairly the financial position and results of operations and cash flows. The results of operations presented are not necessarily indicative of the results to be expected for any other interim period or for the entire year.

These unaudited financial statements should be read in conjunction with our August 31, 2021 annual financial statements included in our Form 10-K, filed with the U.S. Securities and Exchange Commission (“SEC”) on November 29th, 2021.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and GRIN and Digestix Inc. All significant inter-company balances and transactions have been eliminated in consolidation.

Research and Development Costs

Research and Development Costs

The Company accounts for research and development costs in accordance with Accounting Standards Codification 730 “Research and Development” (“ASC 730”). ASC 730 requires that research and development costs be charged to expense when incurred. Research and development costs charged to expense were $440,044 and $433,730 for the three months ended November 30, 2021 and 2020, respectively.

Reclassifications

Reclassifications

Certain amounts in the prior period financial statements have been reclassified to conform to the current period presentation. These reclassifications had no effect on reported losses, total assets, or stockholders’ equity as previously reported.